UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	7/31

Date of reporting period:	7/31/2026

Item 1. Reports to Stockholders.

(a)

Liberty One Defensive Dividend Growth ETF

(EASY) NASDAQ

Annual Shareholder Report - July 31, 2026

Fund Overview

This annual shareholder report contains important information about Liberty One Defensive Dividend Growth ETF for the period of September 29, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.libertyoneetf.com/funds/EASY-Defensive-Dividend-Growth-ETF. You can also request this information by contacting us at 1-847-680-9255.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liberty One Defensive Dividend Growth ETF	$74	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

How did the Fund perform during the reporting period?

During the reporting period from September 29, 2025 through July 31, 2026, the Fund’s performance was primarily driven by its concentrated, high-conviction exposure to business-resilient equities. Operating with a selective portfolio of approximately 25 holdings, the Fund targets enterprises defined by durable moats, stable recurring cash flows, and consistent dividend growth across market cycles. These are predominantly found across Healthcare, Consumer Staples, and Utilities sectors, but are not constrained to just these three sectors.

In the fourth quarter of 2025, defensive and low-volatility factors lagged as equity returns were heavily concentrated in narrow momentum and AI-related trades (particularly Semiconductors). Adhering strictly to our risk and factor mandates, the Fund avoided chasing overextended valuations. While Healthcare advanced during this period, broader Staples and Utilities trailed. Market dynamics shifted through the first half of 2026. As macro uncertainty and equity volatility resurfaced (notably during the early 2026 pullbacks) market breadth expanded. The Fund outperformed broader benchmarks during these risk-off intervals, as investors rotated into cash-generative, defensive balance sheets trading at compelling relative valuations.

In line with our commitment to disciplined capital allocation and low portfolio turnover, we executed two strategic repositioning trades during the period. We fully exited Lamb Weston, Inc (LW) and Sysco Corp (SYY) to moderate our overweight exposure to Consumer Staples, reallocating away from businesses facing near-term margin compression and softer foodservice volume trends. We took the proceeds and established positions in American Water Works (AWK) and American Tower Corp (AMT). These additions enhance portfolio diversification by increasing exposure to essential, regulated water utilities and mission-critical digital infrastructure where we currently do not have exposure in. Both businesses provide inflation-protected, contractually locked cash flows and steady dividend growth that fit our low-volatility mandate while trading at compelling valuation levels.

Heading into the second half of the year, we believe the Fund remains anchored in fundamentally sound, high-free-cash-flow companies capable of delivering steady risk-adjusted returns and capital preservation across shifting macroeconomic backdrops.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Liberty One Defensive Dividend Growth ETF - NAV
S&P 500® Index
Morningstar North America Defensive Sectors NR USD
$11,800
$11,400
$11,000
$10,600
$10,200
$9,800
$11,435
$11,354
$10,868
09/29/25
09/30/25
10/31/25
11/30/25
12/31/25
01/31/26
02/28/26
03/31/26
04/30/26
05/31/26
06/30/26
07/31/26

Table Summary
	Liberty One Defensive Dividend Growth ETF - NAV	S&P 500® Index	Morningstar North America Defensive Sectors NR USD
09/29/25	$10,000	$10,000	$10,000
09/30/25	$10,119	$10,042	$10,139
10/31/25	$10,024	$10,277	$10,303
11/30/25	$10,398	$10,302	$10,966
12/31/25	$10,084	$10,309	$10,724
01/31/26	$10,438	$10,458	$10,944
02/28/26	$11,205	$10,379	$11,527
03/31/26	$10,595	$9,862	$10,727
04/30/26	$10,687	$10,896	$10,836
05/31/26	$10,437	$11,470	$10,807
06/30/26	$10,640	$11,361	$11,277
07/31/26	$10,868	$11,354	$11,435

Average Annual Total Returns

Table Summary
Since Inception (September 29, 2025)
Liberty One Defensive Dividend Growth ETF - NAV	8.68%
S&P 500® Index	13.54%
Morningstar North America Defensive Sectors NR USD	14.35%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-847-680-9255.

Fund Statistics

Table Summary
Net Assets	$60,868,177
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$68,402
Portfolio Turnover	8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Health Care
26.8%
Consumer Staples
21.1%
Industrials
15.2%
Utilities
14.1%
Financials
4.8%
Technology
4.1%
Information Technology
3.5%
Consumer Discretionary
3.3%
Real Estate
3.3%
Communications
3.1%
Money Market Funds
0.8%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.8%
Communications	3.1%
Real Estate	3.3%
Consumer Discretionary	3.3%
Information Technology	3.5%
Technology	4.1%
Financials	4.8%
Utilities	14.1%
Industrials	15.2%
Consumer Staples	21.1%
Health Care	26.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Eli Lilly & Company	5.9%
Casey's General Stores, Inc.	5.8%
UnitedHealth Group, Inc.	5.6%
Cardinal Health, Inc.	5.6%
Johnson & Johnson	5.3%
Coca-Cola Company (The)	4.9%
Waste Management, Inc.	4.9%
Chubb Ltd.	4.8%
McKesson Corporation	4.4%
Microsoft Corporation	4.1%

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.

Liberty One Defensive Dividend Growth ETF

Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.libertyoneetf.com/funds/EASY-Defensive-Dividend-Growth-ETF), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073126-EASY

Liberty One Spectrum ETF

(SPCT) NASDAQ

Annual Shareholder Report - July 31, 2026

Fund Overview

This annual shareholder report contains important information about Liberty One Spectrum ETF for the period of September 29, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.libertyoneetf.com/funds/SPCT-Spectrum-ETF. You can also request this information by contacting us at 1-847-680-9255.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liberty One Spectrum ETF	$75	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

How did the Fund perform during the reporting period?

During the reporting period from September 29, 2025 through July 31, 2026, equity market performance was led by high-momentum, growth-oriented technology companies, while more defensive and dividend-focused equities generally lagged. Against this backdrop, the Liberty One Spectrum ETF (SPCT) modestly trailed its broad market benchmark.

The Fund maintains a diversified portfolio of approximately 50 large- and mid-capitalization U.S. companies. SPCT is anchored in blue-chip market leaders characterized by robust balance sheets, consistent cash flows, and rising dividend profiles. To preserve structural diversification, the portfolio seeks an equal sector weighting model rather than equal stock weighting. A select exception is made for dominant, wide-moat non-dividend payers that drive secular growth, such as Amazon (AMZN). Because of this sector-neutral framework, the Fund held a structural underweight to the Information Technology sector relative to cap-weighted benchmarks. This allocation proved beneficial during the early-2026 tech correction, but presented a relative performance drag during the strong tech rallies in late 2025 and the subsequent mid-2026 recovery.

Stock selection within technology also influenced relative attribution. Guided by our high-conviction quality mandate, the Fund intentionally focuses on established platform businesses with durable economic moats, avoiding more cyclical, commoditized hardware and memory semiconductor manufacturers (such as Micron, Western Digital, or turnaround plays like Intel). While these hardware segments surged during the period and drove benchmark tech returns, bypassing them remains a deliberate, risk-controlled component by design.

Market leadership broadened during the early months of 2026 as valuation compression and heightened dispersion within mega-cap tech prompted a rotation into high-quality value and defensive equities. During these phases, the Fund's lower-volatility and higher quality profile delivered notable resilience.

Portfolio turnover remained exceptionally low, reflecting our long-term conviction. We executed a single portfolio adjustment during the period: fully divesting Lamb Weston Holdings (LW) and redeploying into Darden Restaurants (DRI). While maintaining exposure to consumer food demand, DRI offers a cleaner operational profile, superior execution, and attractive entry valuations without the margin volatility currently facing the packaged foods space. Heading into the second half of 2026, we believe the Fund remains committed to its disciplined, sector-balanced strategy, prioritizing dependable income growth and durable balance sheets across evolving market cycles.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Liberty One Spectrum ETF - NAV	S&P 500® Index	S&P 1000® Value Index
09/29/25	$10,000	$10,000	$9,995
09/30/25	$10,052	$10,042	$10,017
10/31/25	$10,112	$10,277	$9,918
11/30/25	$10,435	$10,302	$10,212
12/31/25	$10,204	$10,309	$10,268
01/31/26	$10,627	$10,458	$10,767
02/28/26	$11,126	$10,379	$10,989
03/31/26	$10,492	$9,862	$10,479
04/30/26	$10,978	$10,896	$11,330
05/31/26	$10,977	$11,470	$11,360
06/30/26	$10,911	$11,361	$11,865
07/31/26	$11,246	$11,354	$11,861

Average Annual Total Returns

Table Summary
Since Inception (September 29, 2025)
Liberty One Spectrum ETF - NAV	12.46%
S&P 500® Index	13.54%
S&P 1000® Value Index	18.61%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-847-680-9255.

Fund Statistics

Table Summary
Net Assets	$67,231,566
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$76,775
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Staples 16.0%
Health Care 12.1%
Technology 12.0%
Industrials 11.1%
Consumer Discretionary 10.8%
Real Estate 10.0%
Financials 9.9%
Communications 8.1%
Utilities 7.3%
Energy 2.1%
Money Market Funds 0.7%

Table Summary
Value	Value
Money Market Funds	0.7%
Energy	2.1%
Utilities	7.3%
Communications	8.1%
Financials	9.9%
Real Estate	10.0%
Consumer Discretionary	10.8%
Industrials	11.1%
Technology	12.0%
Health Care	12.1%
Consumer Staples	16.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Amazon.com, Inc.	3.2%
Apple, Inc.	3.2%
Broadcom, Inc.	3.1%
Caterpillar, Inc.	2.9%
Eli Lilly & Company	2.8%
Texas Instruments, Inc.	2.6%
Cardinal Health, Inc.	2.6%
Johnson & Johnson	2.5%
Alphabet, Inc., C	2.4%
Microsoft Corporation	2.3%

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.

Liberty One Spectrum ETF

Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.libertyoneetf.com/funds/SPCT-Spectrum-ETF), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073126-SPCT

Liberty One Tactical Income ETF

(LOTI) NASDAQ

Annual Shareholder Report - July 31, 2026

Fund Overview

This annual shareholder report contains important information about Liberty One Tactical Income ETF for the period of September 29, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.libertyoneetf.com/funds/LOTI-Tactical-Income-ETF. You can also request this information by contacting us at 1-847-680-9255.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liberty One Tactical Income ETF	$73	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

How did the Fund perform during the reporting period?

During the reporting period from September 29, 2025 through July 31, 2026, the Fund executed its active tactical allocation strategy, maintaining a balanced posture between equity and fixed-income assets, generally ranging between 45% and 55% across each asset class.

Fixed-income performance was primarily driven by capitalizing on a stable interest rate backdrop in late 2025 while tactically managing a rising interest rate environment through the first half of 2026. The Fund utilized a diversified mix of total-return bond strategies to capture attractive interest income and yield-curve positioning, which remained the dominant contributor to fixed-income returns. Maintaining a disciplined underweight duration relative to the Bloomberg US Aggregate Bond Index helped the fixed-income sleeve outperform its broad market benchmark. This excess return was led by our high-conviction allocations to multisector credit (JPMorgan Income ETF - JPIE and PIMCO Multisector Bond Active ETF - PYLD) and short-duration income solutions (Eaton Vance Short Duration Income ETF - EVSD and Vanguard Mortgage-Backed Securities ETF - VMBS).

In the equity portion of the portfolio, the Fund initially maintained a concentrated defensive posture focused on Healthcare, Consumer Staples, and Utilities. While this low-volatility positioning trailed the AI- and momentum-led rally in the second half of 2025, market leadership broadened significantly into 2026, generating strong relative equity performance during early-year volatility.

Given the structural downside protection anchored by the 50% fixed-income allocation, the Fund leveraged this defensive strength in the first quarter of 2026 to optimize the equity portfolio. We captured gains in outperforming defensive holdings and redeployed capital into high-quality, business-resilient leaders within more growth-oriented and cyclical sectors. Specifically, we fully exited PepsiCo (PEP), Lamb Weston Holdings (LW), Sysco Corp (SYY), Mondelez International (MDLZ), and Verizon Communications (VZ). We reallocated the proceeds into Visa (V), Alphabet (GOOG), Broadcom (AVGO), W.W. Grainger (GWW), and Northrop Grumman (NOC).

While the Fund remains intentionally overweight to defensive sectors, the diversification into Technology and Industrials (particularly Aerospace), and Aerospace provided immediate value. New additions contributed positively to total return, notably led by Alphabet (GOOG) and W.W. Grainger (GWW), which contributed +0.34% and +0.57% to overall Fund performance since inclusion. Heading into the second half of the year, we believe the Fund remains well-positioned to generate steady income while capturing broader equity upside through a balanced, risk-managed structure.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Liberty One Tactical Income ETF - NAV	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
09/29/25	$10,000	$10,000	$10,000
09/30/25	$10,048	$9,996	$10,012
10/31/25	$10,044	$10,058	$10,084
11/30/25	$10,255	$10,121	$10,141
12/31/25	$10,077	$10,106	$10,182
01/31/26	$10,280	$10,117	$10,342
02/28/26	$10,636	$10,282	$10,548
03/31/26	$10,294	$10,101	$10,108
04/30/26	$10,450	$10,113	$10,485
05/31/26	$10,425	$10,144	$10,702
06/30/26	$10,535	$10,168	$10,754
07/31/26	$10,579	$10,036	$10,642

Average Annual Total Returns

Table Summary
Since Inception (September 29, 2025)
Liberty One Tactical Income ETF - NAV	5.79%
Bloomberg U.S. Aggregate Bond Index	0.36%
Morningstar Moderately Conservative Target Risk Index	6.42%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-847-680-9255.

Fund Statistics

Table Summary
Net Assets	$46,941,350
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$38,079
Portfolio Turnover	11%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	53.3%
Exchange-Traded Funds	45.9%
Money Market Funds	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
45.9%
Health Care
13.4%
Utilities
8.2%
Industrials
7.8%
Consumer Staples
6.1%
Technology
6.0%
Communications
3.8%
Financials
2.4%
Real Estate
2.1%
Information Technology
1.8%
Consumer Discretionary
1.8%
Money Market Funds
0.8%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.8%
Consumer Discretionary	1.8%
Information Technology	1.8%
Real Estate	2.1%
Financials	2.4%
Communications	3.8%
Technology	6.0%
Consumer Staples	6.1%
Industrials	7.8%
Utilities	8.2%
Health Care	13.4%
Fixed Income	45.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
JPMorgan Income ETF, USD Class	7.6%
Eaton Vance Short Duration Income ETF, USD Class	6.6%
TCW Flexible Income ETF, USD Class	6.6%
PIMCO Multi Sector Bond Active ETF	6.6%
Vanguard Mortgage-Backed Securities ETF	5.7%
iShares Core U.S. Aggregate Bond ETF	5.6%
Vanguard Long-Term Corporate Bond ETF	4.4%
Eli Lilly & Company	3.1%
Cardinal Health, Inc.	2.9%
Hartford Strategic Income ETF, USD Class	2.8%

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.

Liberty One Tactical Income ETF

Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.libertyoneetf.com/funds/LOTI-Tactical-Income-ETF), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073126-LOTI

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Liberty One Defensive Dividend Growth ETF

2026 $12,500

Liberty One Spectrum ETF
2026 $12,500

Liberty One Tactical Income ETF
2026 $12,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)

Tax Fees - The aggregate fees billed in the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Liberty One Defensive Dividend Growth ETF

2026 $4,770

Liberty One Spectrum ETF
2026 $4,770

Liberty One Tactical Income ETF
2026 $4,770

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended July 31, 2026.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman (subject to ratification by the Audit Committee) approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant to render such audit or non-audit service.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal year ended July 31, 2026 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The registrant’s audit committee members are Mark Garbin, Mark Gersten, Neil M. Kaufman and Anita K. Krug.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Liberty One Defensive Dividend Growth ETF
EASY

Liberty One Spectrum ETF
SPCT

Liberty One Tactical Income ETF
LOTI

Annual Financial Statements and Additional
Information
July 31, 2026

1-847-680-9255
www.LibertyOneETF.com

The financial statements and other information contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of any of the Funds. Such offering is made only by a prospectus, which contains information about each Fund’s investment objective, risks, fees and expenses. Investors are reminded to read a Fund’s prospectus carefully before investing in such Fund.

LIBERTY ONE DEFENSIVE DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 3.4%
3,808	Northrop Grumman Corporation	$2,065,764

	BEVERAGES - 4.9%
34,270	Coca-Cola Company (The)	3,001,709

	BIOTECH & PHARMA - 11.2%
3,134	Eli Lilly & Company	3,600,464
12,546	Johnson & Johnson	3,216,167
		6,816,631
	COMMERCIAL SUPPORT SERVICES - 11.8%
91,624	Rentokil Initial PLC - ADR	2,140,337
9,856	Republic Services, Inc.	2,075,181
12,992	Waste Management, Inc.	2,943,337
		7,158,855
	ELECTRIC UTILITIES - 11.5%
33,836	Alliant Energy Corporation	2,394,912
18,368	Duke Energy Corporation	2,303,898
24,194	Southern Company (The)	2,287,301
		6,986,111
	FOOD - 3.7%
36,058	Mondelez International, Inc., Class A	2,246,774

	GAS & WATER UTILITIES - 2.7%
12,110	American Water Works Company, Inc.	1,624,799

	HEALTH CARE FACILITIES & SERVICES - 15.6%
14,786	Cardinal Health, Inc.	3,401,223
3,136	McKesson Corporation	2,685,012
8,288	UnitedHealth Group, Inc.	3,434,547
		9,520,782
	HOUSEHOLD PRODUCTS - 3.5%
14,782	Procter & Gamble Company (The)	2,135,851

See accompanying notes which are an integral part of these financial statements.

LIBERTY ONE DEFENSIVE DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	INFRASTRUCTURE REIT - 3.2%
11,421	American Tower Corporation, Class A	$1,979,945

	INSURANCE - 4.8%
8,288	Chubb Ltd.	2,906,436

	LEISURE FACILITIES & SERVICES - 3.3%
7,392	McDonald’s Corporation	2,000,571

	RETAIL - CONSUMER STAPLES - 9.0%
4,032	Casey’s General Stores, Inc.	3,511,872
34,054	Kroger Company (The)	1,966,278
		5,478,150
	SOFTWARE - 4.1%
5,376	Microsoft Corporation	2,498,335

	TECHNOLOGY HARDWARE - 3.5%
4,926	Motorola Solutions, Inc.	2,146,504

	TELECOMMUNICATIONS - 3.1%
80,394	AT&T, Inc.	1,869,161

	TOTAL COMMON STOCKS (Cost $57,586,632)	60,436,378

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.8%
	MONEY MARKET FUNDS - 0.8%
484,283	First American Treasury Obligations Fund, Class X, 3.59% (Cost $484,283)(a)	484,283

	TOTAL INVESTMENTS - 100.1% (Cost $58,070,915)	$60,920,661
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(52,484)
	NET ASSETS - 100.0%	$60,868,177

See accompanying notes which are an integral part of these financial statements.

ADR	-American Depositary Receipt

Ltd.	-Limited Company

PLC	-Public Liability Company

REIT	-Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of July 31, 2026.

See accompanying notes which are an integral part of these financial statements.

LIBERTY ONE SPECTRUM ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 3.9%
1,928	Northrop Grumman Corporation	$1,045,901
7,230	RTX Corporation	1,556,041
		2,601,942
	ASSET MANAGEMENT - 1.6%
964	Blackrock, Inc.	1,051,136

	BANKING - 1.9%
3,615	JPMorgan Chase & Company	1,271,721

	BEVERAGES - 2.3%
17,317	Coca-Cola Company (The)	1,516,796

	BIOTECH & PHARMA - 5.4%
1,685	Eli Lilly & Company	1,935,795
6,507	Johnson & Johnson	1,668,070
		3,603,865
	E-COMMERCE DISCRETIONARY - 3.2%
7,951	Amazon.com, Inc.(a)	2,159,333

	ELECTRIC UTILITIES - 7.3%
17,321	Alliant Energy Corporation	1,225,980
9,399	Duke Energy Corporation	1,178,917
15,154	NextEra Energy, Inc.	1,317,186
12,256	Southern Company (The)	1,158,682
		4,880,765
	ELECTRICAL EQUIPMENT - 2.2%
5,993	Honeywell International, Inc.	1,456,599

	FOOD - 3.5%
6,264	Hershey Company (The)	1,096,513
21,173	Tyson Foods, Inc., Class A	1,227,187
		2,323,700
	HEALTH CARE FACILITIES & SERVICES - 6.8%
7,473	Cardinal Health, Inc.	1,719,014

See accompanying notes which are an integral part of these financial statements.

LIBERTY ONE SPECTRUM ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 6.8% (Continued)
1,687	McKesson Corporation	$1,444,393
3,374	UnitedHealth Group, Inc.	1,398,186
		4,561,593
	HEALTH CARE REIT - 2.0%
64,475	Healthcare Realty Trust, Inc.	1,354,620

	HOUSEHOLD PRODUCTS - 5.2%
14,425	Colgate-Palmolive Company	1,317,003
7,471	Procter & Gamble Company (The)	1,079,485
17,779	Unilever plc - ADR	1,127,366
		3,523,854
	INDUSTRIAL REIT - 4.3%
22,135	First Industrial Realty Trust, Inc.	1,457,368
10,087	Prologis, Inc.	1,458,681
		2,916,049
	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
1,446	Goldman Sachs Group, Inc. (The)	1,472,577

	INSURANCE - 4.2%
10,330	Aflac, Inc.	1,316,868
4,097	Travelers Companies, Inc. (The)	1,533,753
		2,850,621
	INTERNET MEDIA & SERVICES - 3.6%
4,579	Alphabet, Inc., Class C	1,633,100
1,446	Meta Platforms, Inc., Class A	805,003
		2,438,103
	LEISURE FACILITIES & SERVICES - 4.3%
4,471	Darden Restaurants, Inc.	910,206
2,651	Domino’s Pizza, Inc.	921,063
3,856	McDonald’s Corporation	1,043,588
		2,874,857
	MACHINERY - 5.0%
2,410	Caterpillar, Inc.	1,963,692

See accompanying notes which are an integral part of these financial statements.

LIBERTY ONE SPECTRUM ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	MACHINERY - 5.0% (Continued)
2,410	Deere & Company	$1,428,335
		3,392,027
	OIL & GAS PRODUCERS - 2.1%
7,230	Chevron Corporation	1,423,081

	RETAIL - CONSUMER STAPLES – 5.0%
1,205	Costco Wholesale Corporation	1,147,027
17,319	Kroger Company (The)	999,999
11,051	Walmart, Inc.	1,228,871
		3,375,897
	RETAIL - DISCRETIONARY - 3.3%
2,890	Home Depot, Inc. (The)	959,364
8,194	TJX Companies, Inc. (The)	1,289,244
		2,248,608
	RETAIL REIT - 1.8%
19,006	Realty Income Corporation	1,213,913

	SELF-STORAGE REIT - 1.8%
8,194	Extra Space Storage, Inc.	1,213,040

	SEMICONDUCTORS - 5.6%
5,300	Broadcom, Inc.	2,063,184
6,279	Texas Instruments, Inc.	1,731,372
		3,794,556
	SOFTWARE - 3.1%
1,687	Intuit, Inc.	533,210
3,374	Microsoft Corporation	1,567,965
		2,101,175
	TECHNOLOGY HARDWARE - 3.2%
6,987	Apple, Inc.	2,158,354

	TELECOMMUNICATIONS - 4.5%
40,649	AT&T, Inc.	945,089
4,820	T-Mobile US, Inc.	832,462

See accompanying notes which are an integral part of these financial statements.

LIBERTY ONE SPECTRUM ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TELECOMMUNICATIONS - 4.5% (Continued)
26,475	Verizon Communications, Inc.	$1,239,295
		3,016,846

	TOTAL COMMON STOCKS (Cost $62,317,049)	66,795,628

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
464,951	First American Treasury Obligations Fund, Class X, 3.59% (Cost $464,951)(b)	464,951

	TOTAL INVESTMENTS - 100.0% (Cost $62,782,000)	$67,260,579
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(c)	(29,013)
	NET ASSETS - 100.0%	$67,231,566

ADR	-American Depositary Receipt

REIT	-Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2026.

(c)	Percentage rounds to less than 0.1%

See accompanying notes which are an integral part of these financial statements.

LIBERTY ONE TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 53.4%
	AEROSPACE & DEFENSE - 1.8%
1,582	Northrop Grumman Corporation	$858,203

	BEVERAGES - 2.5%
13,678	Coca-Cola Company (The)	1,198,056

	BIOTECH & PHARMA - 8.1%
1,260	Eli Lilly & Company	1,447,539
8,098	Gilead Sciences, Inc.	1,054,441
5,042	Johnson & Johnson	1,292,517
		3,794,497
	COMMERCIAL SUPPORT SERVICES - 3.8%
3,960	Republic Services, Inc.	833,778
4,140	Waste Management, Inc.	937,917
		1,771,695
	ELECTRIC UTILITIES - 8.2%
13,684	Alliant Energy Corporation	968,554
7,380	Duke Energy Corporation	925,673
9,724	Entergy Corporation	1,046,497
9,720	Southern Company (The)	918,929
		3,859,653
	HEALTH CARE FACILITIES & SERVICES - 5.3%
5,942	Cardinal Health, Inc.	1,366,838
2,700	UnitedHealth Group, Inc.	1,118,880
		2,485,718
	HOUSEHOLD PRODUCTS - 1.8%
5,938	Procter & Gamble Company (The)	857,982

	INDUSTRIAL SUPPORT SERVICES - 2.2%
751	WW Grainger, Inc.	1,038,047

	INSURANCE - 2.4%
3,240	Chubb Ltd.	1,136,203

See accompanying notes which are an integral part of these financial statements.

LIBERTY ONE TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 53.4% (Continued)
	INTERNET MEDIA & SERVICES - 2.2%
2,837	Alphabet, Inc., Class C	$1,011,816

	LEISURE FACILITIES & SERVICES - 1.8%
3,058	McDonald’s Corporation	827,617

	RETAIL - CONSUMER STAPLES - 1.7%
13,682	Kroger Company (The)	789,999

	RETAIL REIT - 2.1%
12,778	Agree Realty Corporation	994,128

	SEMICONDUCTORS - 2.3%
2,765	Broadcom, Inc.	1,076,359

	SOFTWARE - 1.8%
1,800	Microsoft Corporation	836,496

	TECHNOLOGY HARDWARE - 1.8%
1,980	Motorola Solutions, Inc.	862,785

	TECHNOLOGY SERVICES - 2.0%
2,525	Visa, Inc., Class A	924,478

	TELECOMMUNICATIONS - 1.6%
32,208	AT&T, Inc.	748,836

	TOTAL COMMON STOCKS (Cost $23,629,136)	25,072,568

	EXCHANGE-TRADED FUNDS — 45.9%
	FIXED INCOME - 45.9%
61,376	Eaton Vance Short Duration Income ETF, USD Class	3,109,621
38,154	Hartford Strategic Income ETF, USD Class	1,323,944

See accompanying notes which are an integral part of these financial statements.

LIBERTY ONE TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 45.9% (Continued)
	FIXED INCOME - 45.9% (Continued)
27,000	iShares Core U.S. Aggregate Bond ETF	$2,628,990
77,756	JPMorgan Income ETF, USD Class	3,564,335
117,894	PIMCO Multi Sector Bond Active ETF	3,082,928
79,376	TCW Flexible Income ETF, USD Class	3,088,520
28,980	Vanguard Long-Term Corporate Bond ETF	2,086,270
57,778	Vanguard Mortgage-Backed Securities ETF	2,661,255
		21,545,863

	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,038,121)	21,545,863

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.8%
	MONEY MARKET FUNDS - 0.8%
381,150	First American Treasury Obligations Fund, Class X, 3.59% (Cost $381,150)(a)	381,150

	TOTAL INVESTMENTS - 100.1% (Cost $46,048,407)	$46,999,581
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(58,231)
	NET ASSETS - 100.0%	$46,941,350

Ltd.	- Limited Company

REIT	- Real Estate Investment Trust

ETF	- Exchange Traded Trust

(a)	Rate disclosed is the seven day effective yield as of July 31, 2026.

See accompanying notes which are an integral part of these financial statements.

Liberty One ETFs
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2026

	Liberty One Defensive	Liberty One Spectrum	Liberty One Tactical
	Dividend Growth ETF	ETF	Income ETF
ASSETS
Investments Securities:
At Cost	$58,070,915	$62,782,000	$46,048,407
At fair value	$60,920,661	$67,260,579	$46,999,581
Receivable for securities sold	—	—	1,156
Dividends and interest receivable	59,938	86,898	45,067
Prepaid expenses and other assets	83,090	89,222	84,703
TOTAL ASSETS	61,063,689	67,436,699	47,130,507

LIABILITIES
Investment advisory fees payable	143,725	144,298	141,345
Payable to related parties	19,793	20,269	17,809
Other accrued expenses and other liabilities	31,994	40,566	30,003
TOTAL LIABILITIES	195,512	205,133	189,157
NET ASSETS	$60,868,177	$67,231,566	$46,941,350

NET ASSETS CONSIST OF:
Paid in capital	$58,392,744	$62,953,744	$46,137,313
Accumulated earnings	2,475,433	4,277,822	804,037
NET ASSETS	$60,868,177	$67,231,566	$46,941,350

NET ASSET VALUE PER SHARE:
Net Assets	$60,868,177	$67,231,566	$46,941,350
Shares of beneficial interest outstanding (a)	2,240,000	2,410,000	1,800,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$27.17	$27.90	$26.08

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Liberty One ETFs
STATEMENTS OF OPERATIONS
For the Period Ended July 31, 2026*

	Liberty One Defensive	Liberty One Spectrum	Liberty One Tactical
	Dividend Growth ETF	ETF	Income ETF
INVESTMENT INCOME
Dividends	$629,508	$649,319	$903,374
Interest	8,965	8,256	10,585
Less: Foreign withholding taxes	(3,702)	(85)	—
TOTAL INVESTMENT INCOME	634,771	657,490	913,959

EXPENSES
Investment advisory fees	198,772	212,694	171,140
Administrative services fees	81,461	81,727	76,865
Legal fees	30,587	30,850	31,054
Audit fees	18,310	18,310	18,310
Trustees fees and expenses	15,944	15,944	15,944
Compliance officer fees	13,315	14,068	13,002
Printing and postage expenses	10,298	11,916	9,843
Insurance expense	4,500	4,500	4,497
Custodian fees	4,208	4,285	4,986
Other expenses	14,315	21,316	12,298
TOTAL EXPENSES	391,710	415,610	357,939

Less: Fees waived and expenses reimbursed by the Adviser	(130,370)	(135,919)	(133,061)

NET EXPENSES	261,340	279,691	224,878

NET INVESTMENT INCOME	373,431	377,799	689,081

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investments	(388,888)	(202,157)	(175,973)
Net realized gain from redemptions in-kind	—	122,058	322,346
Net change in unrealized appreciation on investments	2,849,746	4,478,579	951,174
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,460,858	4,398,480	1,097,547

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,834,289	$4,776,279	$1,786,628

*	The Liberty One ETFs commenced operations on September 29, 2025

See accompanying notes to financial statements.

Liberty One ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Liberty One Defensive	Liberty One	Liberty One
	Dividend Growth ETF	Spectrum ETF	Tactical Income ETF

	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	July 31, 2026 *	July 31, 2026 *	July 31, 2026 *
FROM OPERATIONS:
Net investment income	$373,431	$377,799	$689,081
Net realized gain (loss) from investments and in-kind redemptions	(388,888)	(80,099)	146,373
Net change in unrealized appreciation on investments	2,849,746	4,478,579	951,174
Net increase in net assets resulting from operations	2,834,289	4,776,279	1,786,628

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(358,856)	(376,399)	(660,281)
Decrease in net assets resulting from distributions to shareholders	(358,856)	(376,399)	(660,281)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	58,392,744	63,659,260	53,171,550
Payments for shares redeemed	—	(827,574)	(7,356,547)
Net increase in net assets resulting from shares of beneficial interest	58,392,744	62,831,686	45,815,003

TOTAL INCREASE IN NET ASSETS	60,868,177	67,231,566	46,941,350

NET ASSETS
Beginning of Period	—	—	—
End of Period	$60,868,177	$67,231,566	$46,941,350

SHARE ACTIVITY
Shares sold	2,240,000	2,440,000	2,090,000
Shares redeemed	—	(30,000)	(290,000)
Net increase in shares of beneficial interest outstanding	2,240,000	2,410,000	1,800,000

*	The Liberty One ETFs commenced operations on September 29, 2025

See accompanying notes to financial statements.

Liberty One Defensive Dividend Growth ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For the
	Period Ended
	July 31, 2026 *
Net asset value, beginning of period	$25.20

Income from investment operations:
Net investment income (a)	0.27
Net realized and unrealized gain on investments	1.92
Total from investment operations	2.19

Less distributions from:
Net investment income	(0.22)
Total distributions	(0.22)

Net asset value, end of period	$27.17
Total return (b)	8.68	% (e)(f)
Net assets, at end of period (000s)	$60,868

Ratio of gross expenses to average net assets	1.27	% (g)
Ratio of expenses to average net assets	0.85	% (g)
Ratio of net investment income to average net assets (c)	1.21	% (g)
Portfolio Turnover Rate (d)	8	% (e)

*	The Liberty One Defensive Growth ETF commenced operations on September 29, 2025

(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursements.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(e)	Not annualized.

(f)	Represents total return based on net asset values per share from commencement of investment operations on September 29, 2025 through July 31, 2026.

(g)	Annualized.

See accompanying notes to financial statements.

Liberty One Spectrum ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For the
	Period Ended
	July 31, 2026 *
Net asset value, beginning of period	$25.01

Income from investment operations:
Net investment income (a)	0.26
Net realized and unrealized gain on investments	2.85
Total from investment operations	3.11

Less distributions from:
Net investment income	(0.22)
Total distributions	(0.22)

Net asset value, end of period	$27.90
Total return (b)	12.46	% (e)(f)
Net assets, at end of year/period (000s)	$67,232

Ratio of gross expenses to average net assets	1.26	% (g)
Ratio of expenses to average net assets	0.85	% (g)
Ratio of net investment income (loss) to average net assets (c)	1.15	% (g)
Portfolio Turnover Rate (d)	4	% (e)

*	The Liberty One Spectrum ETF commenced operations on September 29, 2025

(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursements.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(e)	Not annualized.

(f)	Represents total return based on net asset values per share from commencement of investment operations on September 29, 2025 through July 31, 2026.

(g)	Annualized.

See accompanying notes to financial statements.

Liberty One Tactical Income ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For the
	Period Ended
	July 31, 2026 *
Net asset value, beginning of period	$25.10

Income from investment operations:
Net investment income (a)	0.56
Net realized and unrealized gain on investments	0.88
Total from investment operations	1.45

Less distributions from:
Net investment income	(0.47)
Total distributions	(0.47)

Net asset value, end of period	$26.08
Total return (b)	5.79	% (e)(f)
Net assets, at end of period (000s)	$46,941

Ratio of gross expenses to average net assets	1.35	% (g)
Ratio of net expenses to average net assets	0.85	% (g)
Ratio of net investment income to average net assets (c)	2.60	% (g)
Portfolio Turnover Rate (d)	11	% (e)

*	The Liberty One Tactical Income ETF commenced operations on September 29, 2025

(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursements.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(e)	Not annualized.

(f)	Represents total return based on net asset values per share from commencement of investment operations on September 29, 2025 through July 31, 2026.

(g)	Annualized.

See accompanying notes to financial statements.

Liberty One ETFs
NOTES TO FINANCIAL STATEMENTS
July 31, 2026

(1)	ORGANIZATION

The Liberty One Defensive Dividend Growth ETF, Liberty One Spectrum ETF, and Liberty One Tactical Income ETF (each a “Fund” and together the “Funds”) each is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012. Liberty One Defensive Dividend Growth ETF is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. Liberty One Spectrum ETF and Liberty One Tactical Income ETF are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), each as a non-diversified, open-end management investment company. The Funds commenced operations on September 29, 2025. The investment objective for each of the Liberty One Defensive Dividend Growth ETF, Liberty One Spectrum ETF, and Liberty One Tactical Income ETF is to seek capital appreciation and provide current income.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value (“NAV”). Futures contracts listed for trading on a securities exchange or board of trade (whether domestic or foreign) for which market quotations are readily available shall be valued at the final settled price for the respective futures or futures options or, if no settled price is available, at the last sale price as of the close of business prior to the valuation time.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust, including the Funds. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability

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NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

effectively to oversee the designee’s fair value determinations. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Exchange-Traded Funds (“ETFs”) – Each Fund may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Underlying Funds – Each Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any exchange traded fund purchased by a Fund will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

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NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2026, for the Funds’ assets and liabilities measured at fair value:

Liberty One Defensive Dividend Growth ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$60,436,378	$—	$—	$60,436,378
Short-Term Investments	484,283	—	—	484,283
Total	$60,920,661	$—	$—	$60,920,661

Liberty One Spectrum ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$66,795,628	$—	$—	$66,795,628
Short-Term Investments	464,951	—	—	464,951
Total	$67,260,579	$—	$—	$67,260,579

Liberty One Tactical Income ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$25,072,568	$—	$—	$25,072,568
Exchange-Traded Funds	21,545,863	—	—	21,545,863
Short-Term Investments	381,150	—	—	381,150
Total	$46,999,581	$—	$—	$46,999,581

The Funds did not hold any Level 2 or Level 3 securities during the period.

Refer to each Fund’s Schedule of Investments for portfolio composition.

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NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by each of the Funds. Each Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and monthly distributing substantially all net investment company taxable income and annually distributing all net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the period, the Funds did not incur any interest or penalties. The Funds typically intend to monthly distribute sufficient net investment company taxable income and annually distribute net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur tax expenses.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to each Fund and Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

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NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

(3)	INVESTMENT TRANSACTIONS

For the period ended July 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) and cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Proceeds	Purchases	Proceeds
Fund	(Excluding in-kind and short-term investments)		(In-kind transactions)
Liberty One Defensive Dividend Growth ETF	$3,008,062	$3,016,180	$57,983,637	$—
Liberty One Spectrum ETF	1,450,847	1,563,822	63,247,757	705,860
Liberty One Tactical Income ETF	3,604,294	3,345,250	52,573,918	7,307,587

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Liberty One Investment Management, LLC, serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser, subject to the supervision of the Board, is responsible for managing the day to day operations of the Funds, including: selecting the overall investment strategies; monitoring and evaluating the Sub-Adviser (as defined below) performance; and providing related administrative services and facilities.

Liberty One Investment Management, which is wholly owned by its Chief Executive Officer, Roch Tranel, wholly owns the Adviser. As compensation for its services, each Fund pays the Adviser an advisory fee (computed daily and paid monthly) at an annual rate of 0.65% of its average daily net assets. For the period ended July 31, 2026, the Liberty One Defensive Dividend Growth ETF, Liberty One Spectrum ETF, and Liberty One Tactical Income ETF incurred Advisory Fees of $198,772, $212,694, and $171,140, respectively.

The Adviser has engaged Vident Advisory, LLC (the “Sub-Adviser”) to serve as sub-adviser to the Funds. The Sub-Adviser, under the supervision of the Adviser, agrees to implement portfolio investment decisions made by the Adviser for the Funds in accordance with the Funds’ investment objective, policies restrictions, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser or Sub-Adviser. However, the Sub-Adviser is not responsible for management of the Funds’ investments. Under the supervision of the Adviser, the Sub-Adviser is responsible for trading portfolio securities for the Fund in accordance with instructions provided by the Adviser and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser. However, the Sub-Adviser is not responsible for management and selection of the Fund’s investments. In connection with the services provided to the Fund, the Sub-Adviser provides only trading-related investment advice and services. As compensation for the sub-advisory services the Sub-Adviser provides to the Fund, the Adviser will pay the Sub-Adviser a sub-advisory fee of 0.03% on the first $500 million in assets, 0.025% on the next $500 million in assets, and 0.02% on all assets thereafter, pursuant to a sub advisory agreement between the Adviser and Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). The fee paid to the Sub-Adviser by the Adviser will be paid from the Adviser’s management fee and is not an additional cost to the Fund.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 1, 2026, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), taxes, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for

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NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.85% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the reimbursement is made.

For the period ended July 31, 2026, the Adviser waived fees and reimbursed expenses for the Liberty One Defensive Dividend Growth ETF, Liberty One Spectrum ETF, and Liberty One Tactical Income ETF as shown below:

Fund	Recapture by 7/31/2029
Liberty One Defensive Dividend Growth ETF	$130,370
Liberty One Spectrum ETF	135,919
Liberty One Tactical Income ETF	133,061

The Trust, with respect to each Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees.

In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

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NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statements of Assets and Liabilities represents cost for financial reporting purposes. The following table represents aggregate cost for federal tax purposes for the Funds as of July 31, 2026, and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross	Gross	Total Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Aggregate Cost	Appreciation	Depreciation	(Depreciation)
Liberty One Defensive Dividend Growth ETF	$58,070,915	$4,592,135	$(1,742,389)	$2,849,746
Liberty One Spectrum ETF	62,782,000	5,958,927	(1,480,348)	4,478,579
Liberty One Tactical Income ETF	46,048,407	1,977,964	(1,026,790)	951,174

The tax character of distributions paid for the year ended July 31, 2026, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2026	Income	Capital Gains	Capital	Total
Liberty One Defensive Dividend Growth ETF	$358,856	$—	$—	$358,856
Liberty One Spectrum ETF	376,399	—	—	376,399
Liberty One Tactical Income ETF	660,281	—	—	660,281

As of July 31, 2026, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Liberty One Defensive Growth ETF	$14,575	$—	$—	$(388,888)	$—	$2,849,746	$2,475,433
Liberty One Spectrum ETF	1,400	—	—	(202,157)	—	4,478,579	4,277,822
Liberty One Tactical Income ETF	29,153	—	—	(176,290)	—	951,174	804,037

At July 31, 2026, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
Liberty One Defensive Growth ET	$388,888	$—	$388,888	$—
Liberty One Spectrum ETF	202,157	—	202,157	—
Liberty One Tactical Income ETF	176,290	—	176,290	—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, the book/tax basis treatment of non-deductible expenses, resulted in reclassifications for the Fund for the fiscal year ended July 31, 2026, as follows:

		Accumulated
	Paid in Capital	Earnings (Losses)
Liberty One Defensive Dividend Growth ETF	$—	$—
Liberty One Spectrum ETF	122,058	(122,058)
Liberty One Tactical Income ETF	322,310	(322,310)

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NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by each Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for each Fund is listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
Fund	Purchases	Charge for Cash Purchases*
Liberty One Defensive Dividend Growth ETF	$300	2.00%
Liberty One Spectrum ETF	$300	2.00%
Liberty One Tactical Income ETF	$300	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose them to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information include further information regarding the risks associated with each Fund’s investments. These risks include, but are not limited to Authorized Participant Concentration Risk, Cash Position Risk, Cybersecurity Risk, Equity Risk, ETF Structure Risk, Fluctuation of Net Asset Value Risk, Foreign Exposure Risk, Gap Risk, Geographic Risk, Investment Style Risk, Issuer-Specific Risk, Large-Cap Securities Risk, Management Risk, Market Events Risk, Market Risk, New Adviser Risk, New Fund Risk, Regulatory Risk, Sector Risk, Valuation Risk, Value Investing Risk (Spectrum ETF), Volatility Risk, Growth Investing Risk (Defensive Dividend Growth ETF), Non-Diversification Risk (Defensive Dividend Growth ETF and Tactical Income ETF).

In addition to such risks, the risks relating to Tactical Income ETF also include but are not limited to: Allocation Risk, Fixed Income Securities Risk, High Yield Fixed Income Securities (“Junk Bond”) Risk, Interest Rate Risk, Investment Companies/Exchange-Traded Funds Risk, Odd Lot Pricing Risk, Prepayment and Extension Risk, Underlying Fund Risk, U.S. Government Securities Risk.

Management Risk – The Fund’s investment strategies may not result in an increase in the value of your investment in the Fund or in overall performance equal to other similar investment vehicles having similar investment strategies to those of the Fund. The Adviser determines securities the Fund holds and its

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NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

assessment may be incorrect, which may result in a decline in the value of the Fund shares and failure to achieve its investment objective.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, lack of liquidity in the bond or other markets, volatility in the securities markets or adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments and could result in decreases to the Fund’s net asset value. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. Local, state and regional events could have a significant impact on the Fund and its investments. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The change in the presidential administration in 2025 has resulted in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, amount other things, inflation and the securities markets generally.

Equity Risk – Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Fixed Income Securities Risk (Tactical Income ETF) – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When a Fund invests in fixed income securities, the value of your investment in a Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by each Fund, possibly causing the Funds’ share price and total return to be reduced and fluctuate more than other types of investments. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have

Liberty One ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Heavy redemptions could cause a Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Funds’ performance. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Longer-term securities may be more sensitive to interest rate changes. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

High Yield Fixed Income Securities (“Junk Bond”) Risk (Tactical Income ETF) – Investment in or exposure to high yield (lower rated or below investment grade) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative and are higher risk than investment grade instruments with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. Junk bonds may experience more price volatility and a more limited market than the market for investment-grade fixed income securities.

Value Investing Risk (Spectrum ETF) – Value investing attempts to identify securities selling at a discount in comparison to the Adviser’s assessments of their intrinsic value. Such securities may not increase in price as anticipated by the Adviser and may even decline further in value if other investors fail to recognize the issuer’s value or if the events or factors that the Adviser believes will increase a security’s market value do not occur. Value investing is subject to the risk that an issuer’s intrinsic value may never be fully realized by the market or that an issuer judged by the Adviser to be undervalued may actually be appropriately priced. Additionally, such securities may decline in value in the short- or long-term even though they are deemed by the Fund to be undervalued. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

Large-Cap Securities Risk – The securities of large capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large market capitalization companies may be unable to attain or maintain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Sector Risk – The Fund may focus its investments in securities of a particular sector. Sector risk is the risk that if the Fund invests a significant portion of its total assets in issuers within the same economic sector, an adverse economic business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. Economic, legislative or regulatory developments may occur that significantly affect an entire sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

●	Communication Services Sector Risk (Spectrum ETF). Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition,

Liberty One ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

●	Consumer Staples Sector. The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand.

●	Financial Sector (Spectrum ETF). Companies in the financials sector are often subject to extensive governmental regulation and the potential for additional regulation, which may adversely affect the scope of their activities, the prices they can charge, and the amounts of capital they must maintain. In addition, in recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector.

●	Healthcare Sector. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Healthcare companies are subject to competitive forces that may result in price discounting.

●	Industrials Sector (Defensive Dividend Growth ETF and Spectrum ETF). The value of companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and the introduction of new products.

●	Information Technology Sector (Spectrum ETF). Information technology companies face intense competition and potentially rapid product obsolescence. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. Companies in the information technology sector may face obsolescence and are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

●	Utilities Sector (Defensive Dividend Growth ETF). The utilities sector is subject to significant government regulation and oversight. Companies in the utilities sector may be adversely affected due to increases in commodity and operating costs, rising costs of financing capital construction and the cost of complying with government regulations, among other factors. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures.

Investment Style Risk – There is a possibility that the market segment on which the Fund is primarily invested in, whether growth or value, could underperform other kinds of investments or market averages that include style-focused investments.

ETF Structure Risk – Each Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” An investor may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Trading in shares on the exchange on which the Fund is listed may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares

Liberty One ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. Shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. There may be times when the market price and the NAV vary significantly. For example, in times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Investment Companies/Exchange-Traded Funds Risk (Tactical Income ETF) – When the Fund invests in other investment companies (including open-end mutual funds or ETFs) it will bear additional expenses based on its pro rata share of other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by the other investment company, which may include, but is not limited to, those of options, derivatives, currencies, index, leverage, and replication management.

Growth Investing Risk (Defensive Dividend Growth ETF) –. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns. Growth-oriented funds will typically underperform when value investing is in favor.

Market Events Risk – There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. When the U.S. government and the Federal Reserve reduce market support activities, including by increasing interest rates, such reductions could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

Volatility Risk – The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility

Liberty One ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

may affect the Fund’s NAV per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

(8)	ACCOUNTING PRONOUNCEMENT

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

(9)	SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Two Roads Shared Trust and the Shareholders of Liberty One Defensive Dividend Growth ETF, Liberty One Spectrum ETF and Liberty One Tactical Income ETF.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Liberty One Defensive Dividend Growth ETF, Liberty One Spectrum ETF and Liberty One Tactical Income ETF (the “Funds”), each a fund constituting the Two Roads Shared Trust (the “Trust”), including the schedules of investments, as of July 31, 2026, the related statements of operations, statement of changes in net assets and financial highlights for the period from September 29, 2025 (commencement of operations) to July 31, 2026, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting the Trust as of July 31, 2026, and the results of their operations, the changes in their net assets and the financial highlights for the period from September 29, 2025 (commencement of operations) to July 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
September 29, 2026

We have served as the auditor of one or more Liberty One Funds investment companies since 2026.

Liberty One ETFs
ADDITIONAL INFORMATION (Unaudited)
July 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-847-680-9255 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

(b)	Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.
(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By /s/ James Colantino James Colantino
Principal Executive Officer/President
Date: 10/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James Colantino James Colantino
Principal Executive Officer/President
Date: 10/8/2026

By /s/ Laura Szalyga Laura Szalyga
Principal Financial Officer/Treasurer
Date: 10/8/2026